Materials, energy and consumables used (Tables)	12 Months Ended
Jun. 30, 2022
Materials, energy and consumables used
Schedule of materials, energy and consumables used

	2022	2021	2020
for the year ended 30 June	Rm	Rm	Rm
Cost of raw materials	103 599	71 016	78 030
Cost of energy and other consumables used in production process	23 392	14 354	12 079
	126 991	85 370	90 109

*Increase relates mainly to the increase in feedstock, electricity and gas prices. Included in Materials, energy and consumables used is carbon taxes of R1,1 billion (2021: R1,2 billion; 2020: R0,6 billion)

Schedule of purchase commitments

	2022	2021	2020
for the year ended 30 June	Rm	Rm	Rm
Contractual obligations**
Within one year	50 642	28 603	23 782
One to five years	67 042	39 977	36 092
More than five years	81 240	73 283	80 131
	198 924	141 863	140 005

*During the year a misstatement was identified in the calculation of the purchase commitment disclosure in relation to our long-term gas purchase agreements. Purchase commitments presented as R131 992 million have been revised by R9 871 million to R141 863 million for 2021. Purchase commitments for 2020 presented as R129 846 million have been revised by R10 159 million to R140 005 million. Management concluded that the revision is not material to the financial statements.

**The increase in purchase commitments is mainly due to the increase in the cost of raw material, the effect of the weakening exchange rate, as well as the inclusion of commitments with our new associate, ROMPCO (R25,4 billion).

3	Materials, energy and consumables used* continued